DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income tax [Abstract]
Deferred Income Taxes	Deferred Income Taxes
Recognition and Measurement
We record deferred income tax assets and liabilities where temporary differences exist between the carrying amounts of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred income tax assets and liabilities takes into account: substantively enacted rates that will apply when temporary differences reverse; interpretations of relevant tax legislation; estimates of the tax bases of assets and liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition of deferred tax assets takes into account tax planning strategies. We recognize the effect of changes in our assessment of these estimates and factors when they occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive income, equity and goodwill based on the source of the change.
Current income taxes of $29 million have been provided in the year on the undistributed earnings of certain foreign subsidiaries. Our total income tax provision for these items as at December 31, 2022 is $41 million. Deferred income taxes have not been provided on the undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance, and it is probable that there will be no remittance in the foreseeable future. These undistributed earnings amounted to $14,569 million as at December 31, 2022.

Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2022	As at December 31, 2021
Deferred tax assets
Tax loss carry forwards	$307	$330
Tax credits	—	10
Environmental rehabilitation	205	262
Post-retirement benefit obligations and other employee benefits	31	30
Other working capital	85	68
Other	10	5
	$638	$705
Deferred tax liabilities
Property, plant and equipment	(3,476)	(3,556)
Inventory	(389)	(416)
Accrued interest payable	(1)	3
	($3,228)	($3,264)
Classification:
Non-current assets	$19	$29
Non-current liabilities	(3,247)	(3,293)
	($3,228)	($3,264)
Expiry Dates of Tax Losses

	2023	2024	2025	2026	2027+	No expiry date	Total
Non-capital tax losses[1]
Australia	$—	$—	$—	$—	$—	$54	$54
Barbados	397	212	218	2	131	—	960
Canada	—	—	1	1	2,349	—	2,351
Chile	—	—	—	—	—	979	979
Papua New Guinea	—	—	—	—	127	10	137
Saudi Arabia	—	—	—	—	—	330	330
Tanzania	—	—	—	—	—	1,199	1,199
United Kingdom	—	—	—	—	—	117	117
Others	2	2	1	38	2	9	54
	$399	$214	$220	$41	$2,609	$2,698	$6,181
[1]Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2022.

The non-capital tax losses include $5,165 million of losses which are not recognized in deferred tax assets. Of these, $399 million expire in 2023, $213 million expire in 2024, $221 million expire in 2025, $41 million expire in 2026, $2,482 million expire in 2027 or later, and $1,809 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:
•Historic and expected future levels of taxable income;
•Tax plans that affect whether tax assets can be realized; and
•The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market gold, copper and silver prices; forecasted future costs and expenses to produce gold and copper; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.
Deferred Tax Assets Not Recognized

	As at December 31, 2022	As at December 31, 2021
Argentina	$154	$118
Australia	306	302
Barbados	53	27
Canada	954	966
Chile	1,084	1,059
Côte d'Ivoire	6	6
Mali	9	11
Peru	65	79
Saudi Arabia	65	71
Tanzania	109	105
United Kingdom	22	36
United States	15	—
Others	4	3
	$2,846	$2,783
Deferred tax assets not recognized relate to: non-capital loss carry forwards of $1,168 million (2021: $1,048 million), capital loss carry forwards with no expiry date of $262 million (2021: $321 million), and other deductible temporary differences with no expiry date of $1,416 million (2021: $1,414 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2022	2021
Temporary differences
Property, plant and equipment	$80	($181)
Environmental rehabilitation	(56)	(97)
Tax loss carry forwards	(23)	(127)
AMT and other tax credits	(10)	(3)
Inventory	27	48
Other	18	32
	$36	($328)
Intraperiod allocation to:
Income before income taxes	$41	($345)
Income tax payable	(2)	(2)
Other comprehensive (income) loss	(5)	19
Other	2	—
	$36	($328)

Income Tax Related Contingent Liabilities
	2022	2021
At January 1	$257	$266
Additions based on uncertain tax positions related to prior years	1	19
Additions based on uncertain tax positions related to the current year	7	—
Reductions for tax positions of prior years	(45)	(28)
Reclassifications[1]	(160)	—
At December 31[2]	$60	$257
[1]Following the full implementation of the Framework Agreement in Tanzania, the agreed payment obligations are shown in current and long-term income tax payables.
2If reversed, the total amount of $60 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Argentina	2010-2011, 2015-2022
Australia	2017-2022
Canada	2015-2022
Chile	2015-2022
Côte d'Ivoire	2020-2022
Democratic Republic of Congo	2021-2022
Dominican Republic	2015-2022
Mali	2017-2022
Papua New Guinea	2006-2022
Peru	2016-2022
Saudi Arabia	2019-2022
Tanzania	2018-2022
United States	2022
Zambia	2018-2022